INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Significant joint ventures (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
VIP-CKH Luxembourg S.a.r.l
Investments in associates and joint ventures
Investment in joint ventures (as a percent)	50.00%	50.00%
VIP CKH Ireland Limited
Investments in associates and joint ventures
Investment in joint ventures (as a percent)	50.00%	50.00%
Euroset
Investments in associates and joint ventures
Investment in joint ventures (as a percent)	50.00%	50.00%